Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and Goodwill
Schedule of useful lives of intangible assets

Trademarks	2 to 10 years
Internally generated developed technologies	3 to 10 years
Acquired technologies	3 to 5 years
Patents & licenses	5 to 15 years
Customer List	5 to 8 years

Schedule of development of goodwill

	2024
					Translation
in k€	At January 1	Acquisition	Disposals	Impairment	and other	At December 31
Shared R&D	244,022	—	—	—	5,208	249,230
Just - Evotec Biologics	31,613	—	—	—	2,011	33,624
Total	275,635	—	—	—	7,220	282,854

	2023
					Translation
in k€	At January 1	Acquisition	Disposals	Impairment	and other	At December 31
OAI/Evotec International Execute	82,223	—	—	—	1,223	83,446
OAI/Evotec International Innovate	9,164	41	—	—	55	9,219
Evotec (US) Execute	4,457	—	—	—	(155)	4,302
Aptuit Execute	146,224	—	—	—	831	147,055
Just Execute	32,751	—	—	—	(1,138)	31,613
Total	274,819	41	—	—	816	275,635

Schedule of assumptions for cash-generating units and sensitivity

	2024
		Just - Evotec
	Shared R&D	Biologics
Denominated in	EUR / GBP	USD
Pre-tax discount rate	12.26%	13.53%
Sustainable growth rate	2%	2%

	2023
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP /EUR	GBP /EUR	USD	GBP /EUR	USD
Pre-tax discount rate	11.43%	13.41%	10.44%	14.20%	12.86%
Sustainable growth rate	2%	2%	2%	2%	2%

2023
	Recoverable				Decrease in	Reduction
	amount exceeding	Applied post-tax	Increase in post-tax	Applied sustainable	sustainable	in cash
	carrying amount	discount rate	discount rate	growth rate	growth rate	flows
	in €m	in %-points	in %-points	in %-points	in %-points	in %-points
Just Execute	5.5	11.1	0.1	2.0	0.3	1.3

Schedule of development of intangible assets

	2024
	Patents and	Developed	Customer
In k€	Licenses	Technologies*	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	11,166	105,334	68,762	6,539	191,800
Foreign currency translation	(1)	2,767	1,853	—	4,619
Additions	—	14,769	—	—	14,769
Disposals	(2)	—	—	—	(2)
Reclassification	234	2,032	—	—	2,266
Amount end of the year	11,397	124,902	70,615	6,539	213,452
Depreciation, amortization and impairments
Amount beginning of the year	10,304	100,490	59,819	5,735	176,348
Foreign currency translation	1	2,416	1,767	—	4,184
Additions	161	518	5,582	222	6,484
Impairment	—	—	—	—	—
Disposals	(2)	—	—	—	(2)
Reclassification	—	—	—	—	—
Amount end of the year	10,464	103,424	67,168	5,957	187,013
Net book value
Amount beginning of the year	861	4,844	8,943	804	15,453
Amount end of the year	934	21,478	3,447	582	26,440

*includes internally generated and acquired developed technologies

	2023
	Patents
	and	Developed	Customer
In k€	Licenses	Technologies*	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	12,883	100,735	69,089	6,539	189,246
Foreign currency translation	(46)	(732)	(327)	—	(1,105)
Additions	—	3,659	—	—	3,659
Disposals	—	—	—	—	—
Reclassification	(1,672)	1,672	—	—	—
Amount end of the year	11,166	105,334	68,762	6,539	191,800
Depreciation, amortization and impairments
Amount beginning of the year	11,349	94,160	54,405	5,513	165,427
Foreign currency translation	10	(641)	(404)	—	(1,035)
Additions	84	822	5,818	222	6,946
Impairment	—	5,011	—	—	5,011
Disposals	—	—	—	—	—
Reclassification	(1,138)	1,138	—	—	—
Amount end of the year	10,304	100,490	59,819	5,735	176,348
Net book value
Amount beginning of the year	1,534	6,575	14,684	1,026	23,819
Amount end of the year	861	4,844	8,943	804	15,453

*includes internally generated and acquired developed technologies